                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21187

                         PIMCO Municipal Income Fund III
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

  Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS

PIMCO Municipal Income Fund III
PIMCO California Municipal Income Fund III
PIMCO New York Municipal Income Fund III
Semi-Annual Report
March 31, 2006

Contents

Letter to Shareholders	1
Performance & Statistics	2-4
Schedules of Investments	5-23
Statements of Assets and Liabilities	24
Statements of Operations	25
Statements of Changes in Net Assets	26-27
Notes to Financial Statements	28-33
Financial Highlights	34-36
Annual Shareholder Meetings Results	37

May 5, 2006

Dear Shareholder:

We are pleased to provide you with the semi-annual report for PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III (the "Funds") for the six months ended March 31, 2006.

For the six-month period, the national municipal bond market posted positive returns, with the Lehman Brothers Municipal Bond Index returning 0.98% despite four 0.25% rate increases by the Federal Reserve. The California municipal bond market also recorded positive returns, outperforming the national municipal market. The Lehman Brothers California Insured Municipal Bond Index returned 1.22%. New York municipals also outperformed the broader market, with the Lehman Brothers New York Insured Municipal Bond Index returning 1.16% for the period. During the reporting period, the municipal yield curve flattened, with short-term rates climbing higher than long-term rates. This was also the case for the California and New York municipal yield curves.

For the six months ended March 31, 2006, PIMCO Municipal Income Fund III returned 3.30% on net asset value and (1.80)% on market price. PIMCO California Municipal Income Fund III returned 2.50% on net asset value and 8.69% on market price. PIMCO New York Municipal Income Fund III returned 2.13% on net asset value and (3.07)% on market price.

Please review the following pages for specific information on the Funds. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds' shareholder servicing agent at (800) 331-1710. You will also find a wide range of information and resources on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds' investment manager, and Pacific Investment Management Company LLC, the Funds' sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor

Chairman

Brian S. Shlissel

President & Chief Executive Officer

3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 1

PIMCO Municipal Income Fund III
Performance & Statistics

March 31, 2006 (unaudited)

Symbol:

PMX

Objective:

To provide income exempt from federal income tax.

Primary Investments:

Municipal fixed-income securities, the interest from which is exempt from federal income tax.

Inception Date:

October 31, 2002

Total Net Assets(1):

$728.8 million

Portfolio Manager:

Mark McCray

Total Return(2):	Market Price	Net Asset Value (‘‘NAV’’)
Six months	(1.80)%	3.30%
1 Year	10.01%	7.15%
Commencement of Operations (10/31/02) to 3/31/06	6.28%	7.59%

Common Share Market Price / NAV Performance:

Commencement of Operations (10/31/02) to 3/31/06

Market Price / NAV:
Market Price	$14.73
NAV	$14.68
Premium to NAV	0.34%
Market Price Yield(3)	5.70%

Moody's Ratings
(as a % of total investments)

(1)	Inclusive of net assets attributable to Preferred Shares outstanding.

(2)	Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at March 31, 2006.

2 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06

PIMCO California Municipal Income Fund III
Performance & Statistics

March 31, 2006 (unaudited)

Symbol:

PZC

Objective:

To provide current income exempt from federal and California state income tax.

Primary Investments:

Municipal fixed-income securities, the interest from which is exempt from federal and California state income tax.

Inception Date:

October 31, 2002

Total Net Assets(1):

$499.2 million

Portfolio Manager:

Mark McCray

Total Return(2):	Market Price	Net Asset Value (‘‘NAV’’)
Six months	8.69%	2.50%
1 Year	20.13%	7.33%
Commencement of Operations (10/31/02) to 3/31/06	8.60%	7.49%

Common Share Market Price / NAV Performance:

Commencement of Operations (10/31/02) to 3/31/06

Market Price / NAV:
Market Price	$15.90
NAV	$14.68
Premium to NAV	8.31%
Market Price Yield(3)	6.04%

Moody's Ratings
(as a % of total investments)

(1)	Inclusive of net assets attributable to Preferred Shares outstanding.

(2)	Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at March 31, 2006.

3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 3

PIMCO New York Municipal Income Fund III
Performance & Statistics

March 31, 2006 (unaudited)

Symbol:

PYN

Objective:

To provide current income exempt from federal, New York state and New York City income tax.

Primary Investments:

Municipal fixed-income securities, the interest from which is exempt from federal, New York state and New York City income tax.

Inception Date:

October 31, 2002

Total Net Assets(1):

$128.5 million

Portfolio Manager:

Mark McCray

Total Return(2):	Market Price	Net Asset Value (‘‘NAV’’)
Six months	(3.07)%	2.13%
1 Year	13.27%	5.07%
Commencement of Operations (10/31/02) to 3/31/06	6.74%	7.71%

Common Share Market Price / NAV Performance:

Commencement of Operations (10/31/02) to 3/31/06

Market Price / NAV:
Market Price	$15.08
NAV	$14.88
Premium to NAV	1.34%
Market Price Yield(3)	5.57%

Moody's Ratings
(as a % of total investments)

(1)	Inclusive of net assets attributable to Preferred Shares outstanding.

(2)	Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. A portion of the income generated by the Fund may be subject to federal, state and local taxes, and may at times be subject to the alternative minimum tax. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3)	Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at March 31, 2006.

4 PIMCO Municipal Income Funds III Semi-Annual Report  | 3.31.06

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
MUNICIPAL BONDS & NOTES–89.3%
	Alabama–1.4%
	Birmingham, GO, Ser. B (AMBAC),
$ 1,000	5.00%, 12/1/27	Aaa/AAA	$1,027,270
2,560	5.00%, 12/1/32	Aaa/AAA	2,625,357
5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	4,888,950
1,500	Colbert Cnty., Northwest Health Care Auth., Health Care Facs. Rev., 5.75%, 6/1/27	Baa3/NR	1,496,235
			10,037,812
	Alaska–0.7%
	State Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,947,346
1,000	5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	1,007,410
			4,954,756
	Arizona–0.6%
2,200	Health Facs. Auth. John C. Lincoln Health Network Rev., 7.00%, 12/1/25, (Pre-refunded @ $102, 12/01/10) (a)	NR/BBB	2,533,564
1,500	Maricopa Cnty. Pollution Control Corp., Pollution Control Rev., 5.05%, 5/1/29 (AMBAC)	Aaa/AAA	1,552,470
			4,086,034
	California–7.9%
1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	1,000,480
2,000	Chula Vista Community Facs. Dist., Special Tax, 5.25%, 9/1/30	NR/NR	1,999,900
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., Ser. 2003-A-1,
27,585	6.25%, 6/1/33	Baa3/BBB	30,085,580
21,000	6.75%, 6/1/39	Baa3/BBB	23,643,060
			56,729,020
	Colorado–2.6%
	El Paso Cnty., CP (AMBAC),
1,735	5.00%, 12/1/23, Ser. A	Aaa/AAA	1,800,479
1,725	5.00%, 12/1/23, Ser. B	Aaa/AAA	1,790,102
2,820	5.00%, 12/1/27, Ser. A	Aaa/AAA	2,913,257
1,500	5.00%, 12/1/27, Ser. B	Aaa/AAA	1,549,605
1,500	Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)	Aaa/NR	1,553,985
2,000	La Plata Cnty. School Dist. No. 9-R, Durango, GO, 5.25%, 11/1/25 (MBIA) (Pre-refunded @ $100, 11/1/12) (a)	Aaa/NR	2,161,160
4,000	Saddle Rock Met. Dist., GO, 5.35%, 12/1/31 (Radian)	NR/AA	4,103,600
2,500	School Mines Auxiliary Facs. Rev., 5.00%, 12/1/37 (AMBAC)	Aaa/AAA	2,565,275
			18,437,463

3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 5

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Florida–6.5%
$ 3,480	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	$3,531,922
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.25%, 11/15/23, Ser. B	A2/A+	8,297,760
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital, 5.25%, 10/1/34, Ser. B	A3/NR	2,573,225
1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment Rev., 5.00%, 5/1/29 (MBIA)	Aaa/AAA	1,538,594
1,000	Orange Cnty. Housing Finance Auth. Multifamily Rev., Palm Grove Gardens, 5.25%, 1/1/28, Ser. G	Aaa/NR	1,022,680
15,000	Pinellas Cnty. Health Facs. Auth. Rev., Baycare Health, 5.50%, 11/15/33	Aa3/NR	15,717,450
7,500	South Miami Health Facs. Auth., Hospital Rev., Baptist Health, 5.25%, 11/15/33	Aa3/AA−	7,733,475
5,615	Tampa, Water & Sewer Rev., 5.00%, 10/1/26, Ser. A	Aa2/AA	5,793,781
			46,208,887
	Georgia–0.6%
4,000	Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)	Aaa/AAA	4,163,440
	Idaho–1.0%
	State Building Auth. Building Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	Aaa/AAA	1,031,150
5,750	5.00%, 9/1/43	Aaa/AAA	5,915,370
			6,946,520
	Illinois–8.2%
2,250	Chicago, GO, 5.00%, 1/1/31, Ser. A (MBIA)	Aaa/AAA	2,310,772
	Chicago, Lake Shore East, Special Assessment,
1,600	6.625%, 12/1/22	NR/NR	1,718,560
3,456	6.75%, 12/1/32	NR/NR	3,717,827
5,000	Chicago Board of Education, GO, 5.00%, 12/1/31, Ser. C (FSA) (Pre-refunded @ $100,12/1/11) (a)	Aaa/AAA	5,310,350
500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC)	Aaa/AAA	168,460
3,000	Chicago Kingsbury Redev. Project, Tax Allocation, 6.57%, 2/15/13, Ser. A	NR/NR	3,096,930
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aaa/AAA	7,205,030
4,000	Chicago Park Dist., GO, 5.00%, 1/1/29, Ser. D (FGIC)	Aaa/AAA	4,095,880
2,500	Chicago Water Rev., 5.00%, 11/1/31 (AMBAC) (Pre-refunded @ $100, 11/1/11) (a)	Aaa/AAA	2,646,725
	Educational Facs. Auth. Rev., Univ. of Chicago,
4,780	5.00%, 7/1/33	Aa1/AA	4,922,970
220	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (a)	Aa1/AA	234,694
165	5.25%, 7/1/41	Aa1/AA	172,842
4,160	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (a)	Aa1/AA	4,484,350
9,045	Metropolitan Pier & Exposition Auth., Dedicated State Tax Rev., McCormick Place Expansion, 5.25%, 6/15/42 (MBIA)	Aaa/AAA	9,519,862

6 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Illinois–(continued)
$ 4,300	Round Lake, Special Tax Rev., 6.70%, 3/1/33	NR/NR	$ 4,412,574
1,175	State Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.50%, 1/1/22	A2/NR	1,227,288
3,050	Univ. Rev., 5.00%, 4/1/30, Ser. A (AMBAC)	Aaa/AAA	3,122,926
			58,368,040
	Indiana–3.6%
7,535	Bond Bank Rev., 5.00%, 2/1/33, Ser. A (FSA)	Aaa/AAA	7,734,226
3,000	Brownsburg 1999 School Building Corp. Rev., 5.25%, 3/15/25, Ser. A (FSA) (Pre-refunded @ $100, 9/15/13) (a)	Aaa/AAA	3,253,380
1,375	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	B2/B	1,106,009
5,000	Indianapolis Local Public Improvement Board, Tax Allocation, 5.00%, 2/1/29, Ser. G (MBIA)	Aaa/AAA	5,142,200
	Michigan City Area Wide School Building Corp., Rev. (FGIC),
2,500	zero coupon, 1/15/21	Aaa/AAA	1,267,425
1,000	zero coupon, 7/15/21	Aaa/AAA	495,450
1,000	zero coupon, 1/15/22	Aaa/AAA	481,960
1,000	Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22 (AMBAC)	Aaa/AAA	1,036,950
	Portage Industrial Economic Dev. Rev. (c),
1,000	5.00%, 7/15/23	NR/BBB+	999,920
775	5.00%, 1/15/27	NR/BBB+	770,086
3,500	State Dev. Finance Auth. Pollution Control Rev., 5.00%, 3/1/30 (AMBAC)	Aaa/AAA	3,506,685
			25,794,291
	Iowa–1.6%
1,000	Tobacco Settlement Auth., Tobacco Settlement Rev., 5.60%, 6/1/35, Ser. B, (Pre-refunded @ $101, 6/1/11) (a)	Baa3/AAA	1,088,310
11,010	Tobacco Settlement Auth. of Iowa Rev., zero coupon, 6/1/34, Ser. B	Baa3/BBB	10,237,759
			11,326,069
	Kentucky–0.9%
	Economic Dev. Finance Auth. Hospital Facs. Rev.,
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA−	1,031,580
4,600	St. Luke's Hospital, 6.00%, 10/1/19	A3/A	5,094,270
			6,125,850
	Louisiana–0.9%
5,000	Public Facs. Auth. Rev., Ochsner Clinic Foundation, 5.50%, 5/15/32, Ser. B	A3/NR	5,076,050
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001B	Baa3/BBB	1,683,586
			6,759,636

3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 7

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Maryland–0.2%
$ 1,500	State Health & Higher Educational Facs. Auth. Rev., Calvert Health Systems, 5.50%, 7/1/36	A2/NR	$ 1,578,975
	Massachusetts–3.4%
1,000	State Dev. Finance Agcy. Rev., 5.75%, 7/1/33, Ser. C	Baa1/BBB	1,056,270
7,000	State Health & Educational Facs. Auth. Rev., Harvard Univ., 5.125%, 7/15/37, Ser. FF	Aaa/AAA	7,290,850
4,910	State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA−	4,965,925
3,225	State Water Pollution Abatement Trust, 5.00%, 8/1/32, Ser. 8	Aaa/AAA	3,325,201
7,555	State Water Res. Auth. Rev., 5.00%, 8/1/32, Ser. J (FSA)	Aaa/AAA	7,756,189
			24,394,435
	Michigan–7.1%
12,240	Detroit Water Supply System, 5.00%, 7/1/34, Ser. B (MBIA)	Aaa/AAA	12,674,887
5,000	State Building Auth., Rev., 5.00%, 10/15/26, Ser. III (FSA)	Aaa/AAA	5,182,900
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23	Ba3/BB−	159,019
4,000	Henry Ford Health System, 5.00%, 3/1/17	A1/A	4,112,640
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,670,818
575	6.00%, 4/1/22	A2/A	620,511
20,000	Trinity Health Credit, 5.375%, 12/1/30	Aa3/AA−	20,890,400
1,000	State Technical Univ., 5.00%, 10/1/33 (XLCA)	Aaa/AAA	1,029,090
			50,340,265
	Minnesota–0.3%
2,400	Upsala Independent School Dist. No. 487, GO, 5.00%, 2/1/28 (FGIC)	Aaa/AAA	2,492,520
	Mississippi–0.6%
	Business Finance Corp., Pollution Control Rev.,
3,000	5.875%, 4/1/22	Ba1/BBB−	3,028,680
1,250	5.90%, 5/1/22	Ba1/BBB−	1,263,825
			4,292,505
	Missouri–3.0%
4,000	Bi-State Dev. Agcy. Rev., Missouri Illinois Met. Dist., 5.00%, 10/1/32 (FSA)	Aaa/AAA	4,141,360
1,350	St. Louis Cnty. Industrial Dev. Auth., Housing Dev. Rev., 5.20%, 1/20/36 (GNMA)	NR/AAA	1,371,492
	St. Louis Industrial Dev. Auth. Rev. (GNMA),
1,500	5.125%, 12/20/29	NR/AAA	1,533,180
1,500	5.125%, 12/20/30	NR/AAA	1,524,555
4,365	State Environmental Impt. & Energy Resources Auth., Water Pollution Control Rev., 5.00%, 7/1/23, Ser. B	Aaa/NR	4,560,028
7,500	State Health & Educational Facs. Auth., Health Facs., St. Anthony's Medical Center, 6.25%, 12/1/30, (Pre-refunded @ $101, 12/01/10) (a)	A2/A	8,353,425
			21,484,040

8 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Montana–1.6%
$11,250	Forsyth Pollution Control Rev., Puget Sound Energy, 5.00%, 3/1/31 (AMBAC)	Aaa/AAA	$ 11,680,875
	Nevada–0.6%
3,355	Henderson Health Care Fac. Rev., Catholic Healthcare West, 5.125%, 7/1/28	A3/A−	3,356,610
945	Henderson Local Impt. Dists., Special Assessment, 5.80%, 3/1/23	NR/NR	975,741
			4,332,351
	New Hampshire–0.7%
	Manchester Water Works Rev. (FGIC),
1,500	5.00%, 12/1/28	Aaa/AAA	1,558,860
3,250	5.00%, 12/1/34	Aaa/AAA	3,358,323
			4,917,183
	New Jersey–4.8%
1,000	Camden Cnty., Improvement Auth., 5.00%, 2/15/35, Ser. A	Baa3/BBB	984,910
1,540	Camden Cnty., Improvement Auth. Rev., Cooper Health System, 6.00%, 2/15/27, (Pre-refunded @ $102, 2/15/07) (a)	Baa3/BBB	1,600,183
	Economic Dev. Auth.,
4,500	Kapkowski Rd. Landfill, 6.50%, 4/1/28	Baa3/NR	5,317,605
300	Newark Airport, 7.00%, 10/1/14	Ba3/NR	306,927
	Health Care Facs. Financing Auth. Rev.,
2,500	Middlesex Cnty. Pollution Control Auth., Rev., 5.75%, 9/15/32	Ba1/BBB−	2,641,575
3,000	Pascack Valley Hospital, 6.625%, 7/1/36	NR/B+	3,073,080
2,000	Somerset Medical Center, 5.50%, 7/1/33	Baa3/NR	2,012,860
2,000	South Port Corp., Rev., 5.10%, 1/1/33	NR/A	2,054,680
1,500	State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	1,630,815
	Tobacco Settlement Financing Corp. Rev.,
525	6.00%, 6/1/37	Baa3/BBB	550,783
1,000	6.125%, 6/1/24	Baa3/BBB	1,081,260
230	6.125%, 6/1/42	Baa3/BBB	242,178
350	6.25%, 6/1/43	Baa3/BBB	379,519
10,750	6.75%, 6/1/39	Baa3/BBB	12,026,670
			33,903,045
	New Mexico–0.1%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	1,015,210
	New York–5.5%
10,000	Metropolitan Transportation Auth. Rev., 5.25%, 11/15/32, Ser. B	A2/A	10,550,900
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
5,000	5.00%, 6/15/35, Ser. C	Aa2/AA+	5,152,150
1,500	5.00%, 6/15/39, Ser. A	Aa2/AA+	1,544,610

3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 9

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	New York–(continued)
	State Dormitory Auth. Rev.,
$4,000	Saint Barnabas Hospital, 5.125%, 2/1/22, Ser. A (FHA-AMBAC)	Aaa/AAA	$4,207,880
11,590	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	11,857,497
3,800	State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (a)	A1/AAA	4,052,054
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,081,960
			39,447,051
	North Carolina–1.6%
2,000	Charlotte-Mecklenburg Hospital Auth., Healthcare System Rev., 5.00%, 1/15/33, Ser. A	Aa3/AA	2,043,660
	Eastern Municipal Power Agcy, Power System Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa2/BBB	2,050,780
2,000	5.125%, 1/1/26, Ser. D	Baa2/BBB	2,040,360
3,795	5.375%, 1/1/17, Ser. C	Baa2/BBB	3,997,198
1,500	Medical Care Commission, Health Care Facs. Rev., Cleveland Cnty., 5.00%, 7/1/35 (AMBAC)	Aaa/AAA	1,544,805
			11,676,803
	Ohio–0.4%
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	Aa3/AA−	2,589,175
	Oklahoma–0.5%
3,500	Tulsa Cnty. Industrial Auth. Rev., Legacy Apartments, 4.90%, 11/20/46 (FHA-GNMA)	Aaa/NR	3,503,255
	Pennsylvania–3.5%
4,350	Allegheny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B	Ba3/B+	5,204,558
	Cumberland Cnty. Auth. Retirement Community Rev., Wesley Affiliated Services,
415	7.25%, 1/1/35, Ser. A	NR/NR	444,237
1,085	7.25%, 1/1/35, Ser. A, (Pre-refunded @ $101, 1/1/12) (a)	NR/NR	1,299,710
3,250	Delaware River Joint Toll Bridge, Commission Bridge Rev., 5.00%, 7/1/28	A2/A−	3,349,222
3,000	Lehigh Cnty. General Purpose Auth. Rev., St. Luke's Bethlehem Hospital, 5.375%, 8/15/33	Baa1/BBB	3,088,860
5,000	Philadelphia School Dist., GO, 5.125%, 6/1/34, Ser. D (FGIC)	Aaa/AAA	5,242,350
6,300	St. Mary Hospital Auth., Bucks Cnty. Rev., 5.00%, 12/1/28, (Partially pre-refunded @ $101, 6/1/08) (a)	Aa2/NR	6,207,201
			24,836,138
	Puerto Rico–0.3%
2,200	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A−	2,275,746
	South Carolina–2.1%
7,500	Florence Cnty. Rev., McLeod Regional Medical Center, 5.00%, 11/1/31, Ser. A (FSA)	Aaa/AAA	7,774,800
6,700	Jobs Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30	A3/A−	7,005,721
			14,780,521

10 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Tennessee–0.2%
$1,250	Knox Cnty. Health Educational & Housing Facs., Board Hospital Facs. Rev., Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA−	$1,292,300
	Texas–10.4%
4,135	Canyon Independent School Dist., GO, 5.00%, 2/15/28, Ser. A (PSF-GTD)	NR/AAA	4,267,982
2,500	Columbia & Brazoria Independent School Dist., GO, 5.00%, 8/1/29 (PSF-GTD)	NR/AAA	2,581,800
1,300	Comal Cnty. Health Facs., McKenna Memorial Hospital Project Rev., 6.25%, 2/1/32	Baa3/BBB−	1,396,889
	Denton Independent School Dist., GO (PSF-GTD),
6,000	zero coupon, 8/15/26	Aaa/AAA	2,005,860
6,000	zero coupon, 8/15/27	Aaa/AAA	1,887,540
5,000	zero coupon, 8/15/28	Aaa/AAA	1,479,900
6,000	zero coupon, 8/15/29	Aaa/AAA	1,671,540
2,000	zero coupon, 8/15/30	Aaa/AAA	524,340
8,000	zero coupon, 8/15/31	Aaa/AAA	1,973,360
4,400	Harris Cnty., GO, 5.125%, 8/15/31, (Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	4,688,068
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
5,000	Christus Health, 5.375%, 7/1/29, Ser. A (MBIA) (Pre-refunded@ $101, 7/1/09) (a)	Aaa/AAA	5,305,400
2,750	St. Luke's Episcopal Hospital, 5.375%, 2/15/26, Ser. A, (Pre-refunded @ $100, 8/15/11) (a)	NR/AA−	2,955,397
19,500	Harris Cnty. Rev., 5.125%, 8/15/32 (FSA)	Aaa/AAA	20,264,985
4,005	Houston, GO, 5.00%, 3/1/25 (MBIA)	Aaa/AAA	4,145,455
5,000	Houston Water & Sewer System Rev., 5.00%, 12/1/30, Ser. A (FSA) (Pre-refunded @ $100, 12/1/12) (a)	Aaa/AAA	5,304,400
7,000	Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF-GTD)	Aaa/NR	7,168,070
	Mesquite Independent School Dist. No. 1, GO, Ser. A (PSF-GTD),
1,365	zero coupon, 8/15/16	NR/AAA	844,362
1,000	zero coupon, 8/15/18	NR/AAA	558,100
1,000	zero coupon, 8/15/19	NR/AAA	528,460
1,000	zero coupon, 8/15/20	NR/AAA	500,890
2,105	Northwest Harris Cnty. Municipal Utility Dist. No. 16, GO, 5.30%, 10/1/29 (Radian)	NR/AA	2,161,561
2,000	Univ. Rev., 5.00% 7/1/26, Ser. B	Aaa/AAA	2,083,440
			74,297,799
	Utah–0.8%
1,750	Cnty. of Weber, IHC Health Services Rev., 5.00%, 8/15/30	Aa1/AA+	1,774,517
4,100	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	4,234,767
			6,009,284
	Washington–5.0%
6,375	Chelan Cnty. Public Utility Dist. Rev., 5.125%, 7/1/33, Ser. C (AMBAC)	Aaa/AAA	6,599,719
3,000	Port Seattle Rev., 5.00%, 9/1/24 (FGIC)	Aaa/AAA	3,124,890

3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 11

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Washington–(continued)
$23,545	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.50%, 6/1/26	Baa3/BBB	$25,704,783
			35,429,392
	Wisconsin–0.1%
560	Badger Tobacco Asset Securitization Corp., 6.00%, 6/1/17	Baa3/BBB	589,316
	Total Municipal Bonds & Notes (cost–$600,543,923)		637,096,002
VARIABLE RATE NOTES (b)(d)(e)–9.7%
	Arizona–0.2%
1,000	Salt River Project Agricultural Improvement & Power Dist., Rev., 11.35%, 1/1/35, Ser. 1227	Aa2/NR	1,207,050
	Colorado–0.4%
2,490	City of Colorado Springs, 9.964%, 11/15/30, Ser. 457	Aa2/NR	2,800,204
	Florida–0.4%
2,554	State Department of Transportation Turnpike Rev., 10.08%, 7/1/31, Ser. 1128	Aa2/NR	2,667,270
	Illinois–0.3%
1,990	Dev. Finance Auth., Gas Supply Rev., 10.519%, 2/1/11 (AMBAC)	NR/NR	2,233,377
	Michigan–1.8%
	Detroit Water Supply System Rev.,
5,720	10.262%, 1/1/11 (MBIA)	NR/AAA	6,876,069
4,990	10.779%, 7/1/11 (FSA)	NR/AAA	6,101,772
			12,977,841
	New York–2.7%
7,770	Liberty Dev. Corp. Rev., 8.92%, 10/1/35, Ser. 1183	Aa3/NR	10,161,062
1,636	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 11.39%, 6/15/37, Ser. 1226	Aa2/NR	1,909,539
6,000	State Dormitory Auth., Univ. & College Improvement, 11.39%, 3/15/35, Ser. 1216	NR/AA	7,093,800
			19,164,401
	Ohio–0.4%
	Ohio Air Quality Dev. Auth. (FGIC),
1,000	10.35%, 1/1/34, Ser. 1219	Aaa/AAA	1,040,500
2,075	10.35%, 1/1/34, Ser. 1223	Aaa/AAA	2,158,934
			3,199,434
	Texas–1.9%
1,705	Crowley Independent School Dist., GO, 8.73%, 8/1/35, Ser. 1171 (PSF-GTD)	Aaa/NR	1,704,489
2,450	Dallas Area Rapid Transit Rev., 9.364%, 12/1/32 (FGIC)	NR/NR	2,811,228
2,028	Denton Independent School Dist., GO, 11.31%, 8/15/33, Ser. 951 (PSF-GTD)	Aaa/NR	2,304,051

12 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06

PIMCO Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (concluded)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	Texas–(continued)
$1,870	Mansfield Independent School Dist., GO, 10.479%, 2/15/28 (PSF-GTD)	NR/NR	$2,254,322
$2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Baa2/BBB−	2,033,100
2,060	Univ. Rev., 9.567%, 8/15/33	NR/NR	2,383,338
			13,490,528
	Washington–1.6%
	King Cnty. Sewer Rev.,
1,520	10.671%, 7/1/11 (FGIC)	NR/NR	1,800,394
3,000	11.35%, 1/1/35, Ser. 1200 (FSA)	Aaa/AAA	3,344,100
3,655	Port Tacoma, GO, 9.997%, 12/1/33 (AMBAC)	NR/NR	4,319,114
1,510	Seattle Drain & Wastewater Rev., 10.716%, 7/1/10 (FGIC)	NR/NR	1,773,193
			11,236,801
	Total Variable Rate Notes (cost–$65,431,132)		68,976,906
VARIABLE RATE DEMAND NOTES (e)(f)–0.7%
	Connecticut–0.5%
3,450	State Health & Educational Facs. Auth. Rev., Yale Univ., 3.05%, 4/3/06, Ser. Y	VMIG1/A-1+	3,450,000
	Missouri–0.2%
1,900	State Health & Educational Facs. Auth. Rev., Washington Univ., 3.12%, 4/3/06, Ser. B	VMIG1/A-1+	1,900,000
	Total Variable Rate Demand Notes (cost–$5,350,000)		5,350,000
U.S. TREASURY BILLS (g)–0.3%
2,405	4.485%-4.51%, 6/1/06-6/15/06 (cost–$2,382,980)		2,382,980
	Total Investments before options written (cost–$673,708,035)–100.0%		713,805,888
OPTIONS WRITTEN (h)–(0.0)%
Contracts
	Call Options–(0.0)%
250	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $110, expires 5/26/06		(3,906)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
478	strike price $105, expires 5/26/06		(126,969)
250	strike price $106, expires 5/26/06		(140,625)
			(267,594)
	Total Options Written (premiums received–$246,790)		(271,500)
	Total Investments net of options written (cost–$673,461,245)–100.0%		$713,534,388

See accompanying Notes to Financial Statements | 3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 13

PIMCO California Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
CALIFORNIA MUNICIPAL BONDS & NOTES–86.5%
$ 1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	$ 1,000,480
	Assoc. of Bay Area Governments Finance Auth. Rev., Odd Fellows Home,
3,200	5.20%, 11/15/22	NR/A	3,321,152
11,725	5.35%, 11/15/32	NR/A	12,180,164
	Burbank Public Finance Auth. Rev., San Fernando Redev. Project,
1,135	5.50%, 12/1/28	NR/BBB	1,159,788
1,000	5.50%, 12/1/33	NR/BBB	1,017,410
2,000	Butte-Glenn Community College, GO, 5.00%, 8/1/26, Ser. A (MBIA)	Aaa/NR	2,084,480
2,000	Capistrano Unified School Dist., Community Fac. Dist., Special Tax, 6.00%, 9/1/32	NR/NR	2,089,700
1,000	Carlsbad Impt. Bond Act 1915, 6.00%, 9/2/34	NR/NR	1,025,010
1,000	Cathedral City Public Financing Auth., Tax Allocation Rev., 5.00%, 8/1/33, Ser. A (MBIA)	Aaa/AAA	1,032,920
1,150	Ceres Redev. Agcy. Tax Allocation, 5.00%, 11/1/33 (MBIA)	Aaa/AAA	1,195,954
	Ceres Unified School Dist., GO (FGIC),
2,825	zero coupon, 8/1/28	Aaa/AAA	817,583
2,940	zero coupon, 8/1/29	Aaa/AAA	800,650
	Chula Vista, Special Tax,
675	6.15%, 9/1/26	NR/NR	713,961
1,620	6.20%, 9/1/33	NR/NR	1,713,328
1,600	Chula Vista Community Fac. Dist., Special Tax, 5.75%, 9/1/33	NR/NR	1,634,128
8,000	Contra Costa Cnty. Public Financing Auth. Tax Allocation Rev., 5.625%, 8/1/33, Ser. A	NR/BBB	8,292,880
3,775	Cucamonga School Dist., CP, 5.20%, 6/1/27	NR/A−	3,829,851
	Eastern Muni. Water Dist. Community Facs., Special Tax,
425	5.75%, 9/1/33	NR/NR	433,768
1,500	5.95%, 9/1/33	NR/NR	1,532,205
1,745	6.05%, 9/1/27	NR/NR	1,784,088
1,535	6.10%, 9/1/33	NR/NR	1,568,678
	Educational Fac. Auth. Rev.,
2,500	Institute of Technology, 5.00%, 10/1/32, Ser. A	Aaa/AAA	2,595,875
2,455	Loyola Marymount Univ., zero coupon, 10/1/34 (MBIA)	Aaa/NR	614,732
5,000	Pepperdine Univ., 5.00%, 9/1/33, Ser. A (FGIC)	Aaa/AAA	5,146,000
2,195	Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax, 5.00%, 12/1/35 (MBIA)	AAA/AAA	2,259,248
500	Franklin-McKinley School Dist., GO, 5.00%, 8/1/27, Ser. B (FSA)	Aaa/AAA	537,020
	Fremont Community Facs. Dist., Special Tax,
1,250	5.30%, 9/1/30	NR/NR	1,252,688
5,000	6.30%, 9/1/31	NR/NR	5,121,700
9,500	Fresno School Unified Dist., GO, 6.00%, 8/1/26, Ser. A (MBIA)	Aaa/AAA	11,599,880

14 PIMCO Municipal Income Fund III Semi-Annual Report | 3.31.06

PIMCO California Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
$ 4,380	Glendale Electric Works Rev., 5.00%, 2/1/27 (MBIA)	Aaa/AAA	$ 4,548,849
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., Ser. 2003-A-1,
18,000	6.25%, 6/1/33	Baa3/BBB	19,631,700
38,490	6.75%, 6/1/39	Baa3/BBB	43,334,351
	Health Facs. Finance Auth. Rev.,
5,000	Adventist Health System, 5.00%, 3/1/33	NR/A	5,011,350
6,000	Cottage Health System, 5.00%, 11/1/33, Ser. B (MBIA)	Aaa/AAA	6,163,380
5,000	Kaiser Permanente, 5.00%, 10/1/18, Ser. B	A3/AAA	5,172,250
	Paradise VY Estates (CA Mtg. Ins.),
2,000	5.125%, 1/1/22	NR/A	2,086,000
1,550	5.25%, 1/1/26	NR/A	1,611,334
2,000	Sutter Health, 6.25%, 8/15/35, Ser. A	A1/AA−	2,207,840
	Infrastructure & Economic Dev. Bank Rev.,
2,750	Claremount Univ. Consortium, 5.25%, 10/1/33	Aa3/NR	2,893,358
	Kaiser Assistance Corp.,
3,000	5.50%, 8/1/31, Ser. B	A2/A+	3,148,920
8,000	5.55%, 8/1/31, Ser. A	NR/A+	8,421,680
3,725	La Mesa-Spring Valley School Dist., GO, 5.00%, 8/1/26, Ser. A (FGIC), (Pre-refunded @ $100, 8/1/12) (a)	Aaa/AAA	3,984,744
1,400	La Quinta Redev. Agcy., Tax Allocation, 5.10%, 9/1/31 (AMBAC)	Aaa/AAA	1,444,338
20	Lancaster Financing Auth. Tax Allocation, 4.75%, 2/1/34 (MBIA)	Aaa/AAA	20,117
825	Lee Lake Water Dist. Community Facs. Dist., Montecito Ranch, Special Tax, 6.125%, 9/1/32	NR/NR	854,230
5,000	Long Beach Community College Dist., GO, 5.00%, 5/1/28, Ser. A (MBIA), (Pre-refunded @ $100, 5/01/13) (a)	Aaa/AAA	5,368,900
500	Los Angeles Department of Water & Power Rev., 4.75%, 7/1/36 (FSA)	AAA/AAA	506,310
	Los Angeles Unified School Dist., GO (MBIA),
7,650	5.00%, 1/1/28, Ser. A	Aaa/AAA	7,955,464
3,000	5.125%, 1/1/27, Ser. E	Aaa/AAA	3,160,830
1,000	Lynwood Unified School Dist., GO, 5.00%, 8/1/27, Ser. A (FSA)	Aaa/NR	1,040,960
5,280	Modesto Irrigation Dist., CP, 5.00%, 7/1/33, Ser. A (MBIA)	Aaa/AAA	5,454,398
2,180	Murrieta Valley Unified School Dist., Special Tax, 6.40%, 9/1/24	NR/NR	2,248,060
5,000	Oakland, GO, 5.00%, 1/15/33, Ser. A (MBIA)	Aaa/AAA	5,153,150
	Oakland Redev. Agcy., Tax Allocation,
985	5.25%, 9/1/27	NR/A−	1,008,423
1,545	5.25%, 9/1/33	NR/A−	1,579,005
5,000	Orange Cnty. Community Facs. Dist., Special Tax, Ladera Ranch,
	5.55%, 8/15/33, Ser. A	NR/NR	5,104,250
5,000	Orange Cnty. Unified School Dist., CP, 4.75%, 6/1/29 (MBIA)	Aaa/AAA	4,937,450
1,000	Orange Cnty. Water Dist. Rev., CP, 5.00%, 8/15/28, Ser. B (MBIA)	Aaa/AAA	1,027,830
2,000	Palm Desert Financing Auth., Tax Allocation, 5.00%, 4/1/25, Ser. A (MBIA)	Aaa/AAA	2,066,480

3.31.06 | PIMCO Municipal Income Fund III Semi-Annual Report 15

PIMCO California Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
$ 1,410	Pomona Public Financing Auth. Rev., 5.00%, 12/1/37, Ser. AF (MBIA)	Aaa/AAA	$ 1,448,451
	Poway Unified School Dist., Community Facs. Dist. No. 6, Special Tax,
3,650	5.125%, 9/1/28	NR/NR	3,635,199
1,285	6.05%, 9/1/25	NR/NR	1,343,814
2,100	6.125%, 9/1/33	NR/NR	2,195,424
5,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC)	Aaa/AAA	5,149,400
500	Rocklin Unified School Dist. Community Facs., Special Tax, 5.00%, 9/1/29 (MBIA)	Aaa/AAA	518,125
7,680	Rowland Unified School Dist., GO, 5.00%, 8/1/28, Ser. B (FSA)	Aaa/AAA	7,989,734
1,435	Sacramento City Financing Auth. Rev., North Natomas CFD No. 2, 6.25%, 9/1/23, Ser. A	NR/NR	1,473,817
	San Diego Unified School Dist., GO (FSA),
480	5.00%, 7/1/26, Ser. C	Aaa/AAA	515,222
11,000	5.00%, 7/1/26, Ser. E	Aaa/AAA	11,706,090
8,425	5.00%, 7/1/28, Ser. E	Aaa/AAA	8,965,801
1,500	San Diego Univ. Foundation Auxiliary Organization, Rev., 5.00%, 3/1/27, Ser. A (MBIA)	Aaa/AAA	1,547,085
3,000	San Jose, Libraries & Parks, GO, 5.125%, 9/1/31	Aa1/AA+	3,112,260
	Santa Ana Unified School Dist., GO, Ser. B (FGIC),
2,515	zero coupon, 8/1/26	Aaa/AAA	966,841
3,520	zero coupon, 8/1/28	Aaa/AAA	1,218,307
2,500	zero coupon, 8/1/30	Aaa/AAA	779,375
3,780	zero coupon, 8/1/31	Aaa/AAA	1,117,746
3,770	zero coupon, 8/1/32	Aaa/AAA	1,056,957
1,250	Santa Clara Valley Transportation Auth., Sales Tax Rev., 5.00%, 6/1/26, Ser. A (MBIA) (Pre-refunded @ $100, 6/1/11) (a)	Aaa/AAA	1,330,412
5,985	Santa Margarita Water Dist., Special Tax, 6.25%, 9/1/29	NR/NR	6,439,550
3,550	Santa Monica Community College Dist., GO, zero coupon, 8/1/27, Ser. C (MBIA)	Aaa/AAA	1,235,010
1,205	Sequoia Union High School Dist., GO, 5.00%, 7/1/23 (MBIA)	Aaa/NR	1,256,152
4,475	Simi Valley Community Dev. Agcy., Tax Allocation, Tapo Canyon & West End, 5.00%, 9/1/25 (FGIC)	Aaa/AAA	4,657,311
4,250	Sonoma Cnty. Jr. College Dist., GO, 5.00%, 8/1/27, Ser. A (FSA) (Pre-refunded @ $100, 8/01/13) (a)	Aaa/AAA	4,564,670
1,000	Sonoma Cnty. Water Agcy. Water Rev., 5.00%, 7/1/32, Ser. A (MBIA)	Aaa/AAA	1,033,340
	South Tahoe Joint Powers Financing Auth. Rev.,
2,500	5.125%, 10/1/09	NR/NR	2,506,775
4,425	5.45%, 10/1/33	NR/BBB	4,528,678
12,200	Southern CA Public Power Auth., Power Project Rev., Magnolia Power, 5.00%, 7/1/33, Ser. A-2003-1 (AMBAC)	Aaa/AAA	12,587,716
600	State Dept. of Water Res. Rev., Central Valley Project, 5.00%, 12/1/25, Ser. AC (MBIA)	Aaa/AAA	627,846
4,095	State Dept. Veteran Affairs Home Purchase Rev., 5.35%, 12/1/27, Ser. A (AMBAC)	Aaa/AAA	4,285,295

16 PIMCO Municipal Income Fund III Semi-Annual Report | 3.31.06

PIMCO California Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
	State Public Works Board Lease Rev.,
$5,385	CA State Univ., 5.00%, 10/1/19	A2/A−	$ 5,548,489
1,105	Patton, 5.375%, 4/1/28	A3/A−	1,161,753
4,600	Univ. CA, M.I.N.D. Inst., 5.00%, 4/1/28, Ser. A	Aa2/AA−	4,719,922
3,505	Statewide Community Dev. Auth., CP, Internext Group, 5.375%, 4/1/30	NR/BBB	3,513,307
	Statewide Community Dev. Auth. Rev.,
2,500	Berkeley Montessori School, 7.25%, 10/1/33	NR/NR	2,579,300
	Health Fac.,
7,300	Jewish Home, 5.50%, 11/15/33 (CA St Mtg.)	NR/A	7,756,031
15,000	Memorial Health Services, 5.50%, 10/1/33, Ser. A	A3/A+	15,716,850
10,000	Sutter Health, 5.50%, 8/15/34, Ser. B	A1/AA−	10,423,700
1,795	Sunnyvale Financing Auth., Water & Wastewater Rev., 5.00%, 10/1/26 (AMBAC)	Aaa/AAA	1,845,242
2,000	Tamalpais Union High School Dist., GO, 5.00%, 8/1/26 (MBIA)	Aaa/AAA	2,074,420
2,000	Temecula Public Financing Auth., Crowne Hill, Special Tax, 6.00%, 9/1/33, Ser. A	NR/NR	2,060,780
	Tobacco Securitization Agcy. Rev.,
	Alameda Cnty.,
8,100	5.875%, 6/1/35	Baa3/NR	8,436,150
7,000	6.00%, 6/1/42	Baa3/NR	7,306,180
2,000	Kern Cnty., 6.125%, 6/1/43, Ser. A	NR/BBB	2,100,520
2,950	Torrance Medical Center Rev., 5.50%, 6/1/31, Ser. A	A1/A+	3,061,923
4,000	Vernon Electric System Rev., Malburg Generating Station, 5.50%, 4/1/33, (Pre-refunded @ $100, 4/1/08) (a)	Aaa/NR	4,154,720
1,000	West Basin Municipal Water Dist. Rev., CP, 5.00%, 8/1/30, Ser. A (MBIA)	Aaa/AAA	1,035,250
2,500	William S. Hart Union High School Dist., Special Tax, 6.00%, 9/1/33	NR/NR	2,543,125
2,750	Woodland Finance Auth. Lease Rev., 5.00%, 3/1/32 (XLCA)	Aaa/AAA	2,847,818
	Total California Municipal Bonds & Notes (cost–$398,748,819)		424,179,155
OTHER MUNICIPAL BONDS & NOTES–2.1%
	New York–0.6%
2,500	State Dormitory Auth. Rev., Hospital, 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,838,550
	Puerto Rico–1.5%
1,500	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A−	1,551,645
	Public Building Auth. Rev.,
4,420	5.00%, 7/1/36, Ser. I (GTD)	Baa2/BBB	4,461,283
790	5.25%, 7/1/36, Ser. D, (Pre-refunded @ $100, 7/1/12) (a)	Baa2/A−	848,507
290	5.25%, 7/1/36, Ser. D	Baa2/BBB	300,420
			7,161,855
	Total Other Municipal Bonds & Notes (cost–$9,478,619)		10,000,405

3.31.06 | PIMCO Municipal Income Fund III Semi-Annual Report 17

PIMCO California Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
CALIFORNIA VARIABLE RATE NOTES (b)(d)(e)–9.4%
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev. (FGIC),
$ 2,000	11.43%, 6/1/35, Ser. 1220	Aaa/AAA	$ 2,303,100
2,000	11.697%, 6/1/35	Aaa/AAA	2,303,100
1,465	Infrastructure & Economic Dev. Bank Rev., 9.359%, 7/1/36 (AMBAC)	NR/NR	1,721,448
	Los Angeles Dept. of Water & Power (FSA),
1,200	10.18%, 7/1/30, Ser. 1243	Aaa/AAA	1,307,400
2,000	19.994%, 7/1/35, Ser. 500	Aaa/NR	2,781,400
	Los Angeles Unified School Dist., GO (MBIA),
1,745	10.503%, 1/1/23	NR/NR	1,908,716
2,090	13.492%, 1/1/11	NR/NR	3,154,918
2,020	Los Angeles Water & Power Rev., 9.013%, 7/1/30	NR/NR	2,306,598
950	Orange Cnty. Water Dist. Rev., CP, 9.894%, 2/15/11 (MBIA)	NR/NR	1,096,804
710	Pajaro Valley Unified School Dist., GO, 11.143%, 8/1/11	NR/NR	1,080,201
1,170	Pasadena Water Rev., 9.590%, 6/1/33 (FGIC)	NR/NR	1,397,156
1,785	Sacramento Cnty. Water Financing Auth. Rev., 10.144%, 6/1/11 (AMBAC)	NR/NR	2,132,218
1,150	Sacramento Muni Utility Dist., Electric Rev., 11.056%, 2/15/11 (MBIA)	NR/NR	1,408,474
1,725	San Diego Community College Dist., GO, 11.10%, 5/1/11 (FSA)	NR/NR	2,197,978
	San Marcos Public Facs. Auth. Tax Allocation (FGIC),
1,340	9.937%, 2/1/11	NR/NR	1,596,851
1,340	9.937%, 8/1/11	NR/NR	1,596,851
	Southern CA Public Power Auth., Power Project Rev. (AMBAC),
1,350	6.59%, 7/1/33, Ser. 1045	NR/NR	1,435,806
2,065	10.042%, 7/1/11	NR/NR	2,456,214
4,520	State Economic Recovery, GO, 11.40%, 7/1/12, Ser. 956 (MBIA)	NR/NR	6,064,258
	Univ. Rev. (FSA),
1,375	10.15%, 5/15/35, Ser. 1119	NR/AAA	1,429,931
3,095	10.933%, 9/1/33	NR/NR	3,792,953
340	10.933%, 9/1/34	NR/NR	417,809
	Total California Variable Rate Notes (cost–$42,689,757)		45,890,184
OTHER VARIABLE RATE NOTES (d)(e)–1.6%
	Puerto Rico–1.6%
3,500	Commonwealth of Puerto Rico, GO, 5.00%, 7/1/30, Ser. A	Baa2/BBB	3,638,425
3,800	Public Finance Corp. Rev., 5.75%, 8/1/27, Ser. A	Baa3/BBB−	4,086,976
	Total Other Variable Rate Notes (cost–$7,697,557)		7,725,401

18 PIMCO Municipal Income Fund III Semi-Annual Report | 3.31.06

PIMCO California Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (concluded)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
CALIFORNIA VARIABLE RATE DEMAND NOTES (e)(f)–0.2%
$ 300	Health Facs. Financing Auth. Rev., 3.07%, 4/3/06 (AMBAC)	VMIG1/A-1+	$300,000
600	State of California, Daily Kindergarten Univ., GO, 3.07%, 4/3/06	VMIG1/A-1+	600,000
	Total California Variable Rate Demand Notes (cost–$900,000)		900,000
U.S. TREASURY BILLS (g)–0.3%
1,725	4.485%-4.50%, 6/15/06 (cost–$1,708,833)		1,708,833
	Total Investments before options written (cost–$461,223,585)–100.1%		490,403,978
OPTIONS WRITTEN (h)–(0.1)%
Contracts
	Call Options–(0.0)%
275	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $110, expires 5/26/06		(4,297)
	Put Options–(0.1)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
472	strike price $105, expires 5/26/06		(125,375)
275	strike price $106, expires 5/26/06		(154,687)
			(280,062)
	Total Options Written (premiums received–$258,038)		(284,359)

	Total Investments net of options written (cost–$460,965,547)–100.0%		$490,119,619

See accompanying Notes to Financial Statements | 3.31.06 | PIMCO Municipal Income Fund III Semi-Annual Report 19

PIMCO New York Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
NEW YORK MUNICIPAL BONDS & NOTES–77.2%
$2,800	East Rochester Housing Auth. Rev., St. Mary's Residence Project, 5.375%, 12/20/22 (GNMA)	NR/AAA	$2,997,624
1,060	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35	Aa3/A+	1,168,777
1,000	Long Island Power Auth., Electric System Rev., 5.00%, 9/1/27, Ser. C	A3/A−	1,029,250
1,000	Madison Cnty. Industrial Dev. Agcy, Colgate Univ. Rev., 5.00%, 7/1/35, Ser. A (AMBAC)	Aaa/AAA	1,041,230
5,000	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/31, Ser. F (MBIA)	Aaa/AAA	5,167,350
1,000	Monroe Tobacco Asset Securitization Corp., Tobacco Settlement Rev., 6.375%, 6/1/35, (Pre-refunded @ $101, 6/1/10) (a)	Aaa/AAA	1,113,960
2,000	Nassau Cnty. Tobacco Settlement Corp., Rev., 6.60%, 7/15/39	Ba1/BBB−	2,125,540
7,195	New York City, GO, 5.00%, 3/1/33, Ser. I	A1/A+	7,346,239
5,000	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 5.00%, 6/15/32, Ser. A	Aa2/AA+	5,121,300
1,750	New York City Transitional Finance Auth., GO, 5.375%, 3/1/27, Ser. 1	A1/A+	1,865,605
2,995	New York Counties Tobacco Settlement Trust Rev., 5.625%, 6/1/35	Ba1/BBB	3,067,419
1,000	Niagara Falls Public Water Auth., Water & Sewer System Rev., 5.00%, 7/15/34, Ser. A (MBIA)	Aaa/AAA	1,035,060
1,855	Sachem Central School Dist. of Holbrook, GO, 5.00%, 6/15/30 (MBIA)	Aaa/AAA	1,925,193
	State Dormitory Auth. Rev.,
1,400	Catholic Health of Long Island, 5.10%, 7/1/34	Baa1/BBB	1,413,020
2,000	Columbia Univ., 5.00%, 7/1/24, Ser. A	Aaa/AAA	2,095,040
2,250	Jewish Board Family & Children, 5.00%, 7/1/33 (AMBAC)	Aaa/AAA	2,329,942
2,000	Kaleida Health Hospital, 5.05%, 2/15/25 (FHA)	NR/AAA	2,072,040
3,250	Lenox Hill Hospital, 5.50%, 7/1/30	Ba2/NR	3,138,785
	Long Island Univ. (Radian),
2,040	5.00%, 9/1/23, Ser. A	Baa3/AA	2,099,568
4,000	5.00%, 9/1/32, Ser. A	Baa3/AA	4,096,640
3,000	Lutheran Medical Hospital, 5.00%, 8/1/31 (MBIA-FHA)	Aaa/AAA	3,094,200
1,000	Mental Health Services Facs., 5.00%, 2/15/30, Ser. B (AMBAC)	AAA/AAA	1,040,600
	Mount St. Mary College (Radian),
2,000	5.00%, 7/1/27	NR/AA	2,066,060
2,000	5.00%, 7/1/32	NR/AA	2,053,600
1,000	New York Univ., 5.00%, 7/1/31, Ser. 2 (AMBAC)	Aaa/AAA	1,029,620
6,150	North General Hospital, 5.00%, 2/15/25	NR/AA−	6,303,934
1,000	North Shore L.I. Jewish Group, 5.50%, 5/1/33	A3/NR	1,053,770
1,000	NY & Presbyterian Hospital Rev., 4.75%, 8/1/27 (AMBAC-FHA)	Aaa/AAA	1,011,780
3,740	Saint Barnabas Hospital, 5.00%, 2/1/31, Ser. A (AMBAC-FHA)	Aaa/AAA	3,849,956
1,000	School Dist. Financing, 5.00%, 10/1/30, Ser. D (MBIA)	Aaa/AAA	1,037,550
1,250	Skidmore College, 5.00%, 7/1/28 (FGIC)	Aaa/NR	1,307,438
2,500	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	2,557,700

20 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06

PIMCO New York Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
$ 3,600	State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (a)	A1/AAA	$ 3,838,788
1,250	Student Housing Corp., 5.125%, 7/1/34 (FGIC)	Aaa/AAA	1,319,938
1,500	Teachers College, 5.00%, 7/1/32 (MBIA)	Aaa/NR	1,551,840
2,500	Winthrop-Nassau Univ., 5.75%, 7/1/28	Baa1/NR	2,631,100
620	Winthrop Univ., Hospital Association, 5.50%, 7/1/32, Ser. A	Baa1/NR	645,073
2,000	Yeshiva Univ., 5.125%, 7/1/34 (AMBAC)	Aaa/NR	2,111,900
1,900	State Urban Dev. Corp. Personal Income Tax Rev., 5.00%, 3/15/33, Ser. C-1, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	2,031,993
1,000	State Urban Dev. Corp. Rev., 5.00%, 3/15/35, Ser. B	NR/AAA	1,034,970
2,000	Warren & Washington Counties Industrial Dev. Agcy. Fac. Rev., Glens Falls Hospital, 5.00%, 12/1/35, Ser. A (FSA)	Aaa/AAA	2,064,040
1,250	Westchester Cnty. Industrial Dev. Agcy. Continuing Care Retirement Rev., Kendal on Hudson, 6.50%, 1/1/34	NR/NR	1,301,625
	Total New York Municipal Bonds & Notes (cost–$93,398,273)		97,187,057
OTHER MUNICIPAL BONDS & NOTES–11.9%
	California–5.0%
5,560	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., 6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	6,259,782
	District of Columbia–0.2%
175	Tobacco Settlement Financing Corp. Rev., 6.50%, 5/15/33	Baa3/BBB	199,225
	Puerto Rico–5.9%
	Children's Trust Fund Tobacco Settlement Rev.,
1,700	5.50%, 5/15/39	Baa3/BBB	1,747,787
580	5.625%, 5/15/43	Baa3/BBB	597,620
1,000	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/A−	1,034,430
4,000	Public Building Auth. Rev., Gov't Facs., 5.00%, 7/1/36, Ser. I (GTD)	Baa2/BBB	4,037,360
			7,417,197
	Rhode Island–0.4%
500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	522,185
	South Carolina–0.3%
370	Tobacco Settlement Rev. Management Auth., 6.375%, 5/15/30, Ser. B	Baa3/BBB	415,059
	Washington–0.1%
135	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.625%, 6/1/32	Baa3/BBB	148,817
	Total Other Municipal Bonds & Notes (cost–$12,656,373)		14,962,265
NEW YORK VARIABLE RATE NOTES (b)(d)(e)–10.0%
121	Liberty Dev. Corp. Rev., 15.72%, 10/1/35, Ser. 1251	Aa3/NR	203,781
1,555	Metropolitan Transportation Auth. Rev., 9.77%, 11/15/32, Ser. 862 (FGIC)	Aaa/NR	1,773,508
550	Mortgage Agcy. Rev., 10.13%, 10/1/27, Ser. 1199	Aa1/NR	568,766
1,000	New York City Trust for Cultural Resources Rev., 11.37%, 2/1/34, Ser. 950 (FGIC)	Aaa/NR	1,186,350

3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 21

PIMCO New York Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value
$ 1,205	State Dormitory Auth. Rev., 9.943%, 7/1/32	NR/NR	$ 1,443,060
	State Environmental Facs. Corp., State Clean Water & Drinking Rev.,
1,005	8.008%, 7/15/23	NR/AAA	1,107,048
1,775	8.008%, 7/15/27	NR/AAA	1,943,607
1,845	State Housing Finance Agcy. State Personal Income Tax Rev., 9.77%, 3/15/33, Ser. 859	NR/AA	2,485,861
700	State Urban Dev. Corp. Rev., 11.697%, 3/15/35	NR/AAA	822,395
1,000	Triborough Bridge & Tunnel Auth. Rev., 9.77%, 11/15/32, Ser. 912 (MBIA)	NR/NR	1,145,480
	Total New York Variable Rate Notes (cost–$10,721,572)		12,679,856
U.S. TREASURY BILLS (g)–0.9%
1,125	4.49%-4.50%, 6/15/06 (cost–$1,114,455)		1,114,455
	Total Investments before options written (cost–$117,890,673)–100.0%		125,943,633

OPTIONS WRITTEN (h)–(0.0)%
Contracts
	Put Options–(0.0)%
93	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade, strike price $105, expires 5/26/06 (premiums received–$24,401)	(24,703)
	Total Investments net of options written (cost–$117,866,272)–100.0%	$125,918,930

22 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06

PIMCO New York Municipal Income Fund III
Schedule of Investments

March 31, 2006 (unaudited) (concluded)

Notes to Schedule of Investments:

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).

(b)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-Issued or delayed-delivery security. To be settled/delivered after March 31, 2006.

(d)	Residual Interest Municipal Bonds (‘‘RIBS’’)/Residual Interest Tax Exempt Bonds (‘‘RITES’’) – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(e)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2006.

(f)	Maturity date shown is date of next put.

(g)	All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.

(h)	Non-income producing.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins. – insured by California Mortgage Insurance

CA St. Mtg. – insured by California State Mortgage

CP – Certificates of Participation

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GNMA – insured by Government National Mortgage Association

GO – General Obligation Bond

GTD – Guaranteed

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

PSF – Public School Fund

Radian – insured by Radian Guaranty, Inc.

XLCA – insured by XL Capital Assurance

See accompanying Notes to Financial Statements | 3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 23

PIMCO Municipal Income Funds III
Statements of Assets and Liabilities

March 31, 2006 (unaudited)

	Municipal III	California Municipal III	New York Municipal III
Assets:
Investments, at value (cost–$673,708,035, $461,223,585 and $117,890,673, respectively)	$713,805,888	$490,403,978	$125,943,633
Cash	8,735,947	3,828,616	1,590,742
Interest receivable	11,007,169	7,359,458	1,553,314
Receivable for variation margin on futures contracts	115,663	63,544	17,484
Prepaid expenses	47,005	30,907	24,578
Total Assets	733,711,672	501,686,503	129,129,751
Liabilities:
Dividends payable to common and preferred shareholders	2,250,734	1,742,139	398,373
Payable for investments purchased	1,769,986	—	—
Investment management fees payable	589,643	404,920	104,070
Options written, at value (premiums received–$246,790, $258,038, and $24,401)	271,500	284,359	24,703
Accrued expenses	64,889	73,567	71,682
Total Liabilities	4,946,752	2,504,985	598,828
Preferred shares ($25,000 net asset and liquidation value per share applicable to an aggregate of 10,800, 7,400 and 1,880 shares issued and outstanding, respectively)	270,000,000	185,000,000	47,000,000
Net Assets Applicable to Common Shareholders	$458,764,920	$314,181,518	$81,530,923
Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share)	$313	$214	$55
Paid-in-capital in excess of par	443,798,254	303,836,795	77,690,891
Undistributed (dividends in excess of) net investment income	(1,447,631)	1,368,720	(59,897)
Accumulated net realized loss on investments	(28,914,731)	(23,111,325)	(5,113,659)
Net unrealized appreciation of investments, futures contracts and options written	45,328,715	32,087,114	9,013,533
Net Assets Applicable to Common Shareholders	$458,764,920	$314,181,518	$81,530,923
Common Shares Outstanding	31,251,831	21,404,511	5,477,544
Net Asset Value Per Common Share	$14.68	$14.68	$14.88

24 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06| See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III
Statements of Operations

For the six months ended March 31, 2006 (unaudited)

	Municipal III	California Municipal III	New York Municipal III
Investment Income:
Interest	$19,952,850	$13,564,013	$3,416,903
Expenses:
Investment management fees	2,349,903	1,614,771	415,228
Auction agent fees and commissions	348,152	235,345	61,240
Custodian and accounting agent fees	66,123	46,926	52,414
Reports to shareholders	39,794	26,552	7,644
Audit and tax services	27,792	22,793	15,339
Trustees' fees and expenses	21,814	16,576	9,317
Transfer agent fees	16,644	16,425	16,393
Insurance expense	11,020	8,340	3,272
New York Stock Exchange listing fees	10,574	9,115	9,057
Legal fees	9,248	6,690	2,125
Miscellaneous	5,824	4,880	4,219
Investor relations	4,280	2,882	728
Total expenses	2,911,168	2,011,295	596,976
Less: investment management fees waived	(542,285)	(372,644)	(95,822)
custody credits earned on cash balances	(30,527)	(17,557)	(6,729)
Net expenses	2,338,356	1,621,094	494,425
Net Investment Income	17,614,494	11,942,919	2,922,478
Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	610,057	151,060	(60,109)
Futures contracts	3,393,676	2,308,619	741,872
Options Written	1,117,045	955,430	198,132
Net change in unrealized appreciation/depreciation of:
Investments	(7,035,730)	(6,455,721)	(1,819,153)
Futures contracts	3,105,713	1,492,745	470,609
Options written	(356,871)	(306,274)	(59,149)
Net realized and change in unrealized gain (loss) on investments, futures contracts and options written	833,890	(1,854,141)	(527,798)
Net Increase in Net Assets Resulting from Investment Operations	18,448,384	10,088,778	2,394,680
Dividends on Preferred Shares from Net Investment Income	(3,851,040)	(2,456,924)	(655,578)
Net Increase in Net Assets Applicable to Common Shareholders Resulting from Investment Operations	$14,597,344	$7,631,854	$1,739,102

See accompanying Notes to Financial Statements | 3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 25

PIMCO Municipal Income Funds III
Statements of Changes in Net Assets
Applicable to Common Shareholders

	Municipal III
	Six Months ended March 31, 2006 (unaudited)	Year ended September 30, 2005
Investment Operations:
Net investment income	$17,614,494	$35,256,068
Net realized gain (loss) on investments, futures contracts and options written	5,120,778	(22,151,923)
Net change in unrealized appreciation/depreciation of investments, futures contracts and options written	(4,286,888)	33,405,856
Net increase in net assets resulting from investment operations	18,448,384	46,510,001
Dividends on Preferred Shares from Net Investment Income:	(3,851,040)	(5,463,958)
Net increase in net assets applicable to common shareholders resulting from investment operations	14,597,344	41,046,043
Dividends to Common Shareholders from Net Investment Income:	(14,744,392)	(30,996,914)
Capital Share Transactions:
Reinvestment of dividends	1,424,602	1,759,714
Total increase (decrease) in net assets applicable to common shareholders	1,277,554	11,808,843
Net Assets Applicable to Common Shareholders:
Beginning of period	457,487,366	445,678,523
End of period (including undistributed (dividends in excess of) net investment income of $(1,447,631) and $(466,693); $1,368,720 and $2,145,768; $(59,897) and $189,610; respectively)	$458,764,920	$457,487,366
Common Shares Issued in Reinvestment of Dividends:	97,030	119,628

26 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06| See accompanying Notes to Financial Statements

California Municipal III		New York Municipal III
Six Months ended March 31, 2006 (unaudited)	Year ended September 30, 2005	Six Months ended March 31, 2006 (unaudited)	Year ended September 30, 2005

$11,942,919	$24,397,382	$2,922,478	$6,132,920
3,415,109	(16,488,623)	879,895	(3,676,942)
(5,269,250)	30,236,548	(1,407,693)	7,007,412
10,088,778	38,145,307	2,394,680	9,463,390
(2,456,924)	(3,236,012)	(655,578)	(861,214)
7,631,854	34,909,295	1,739,102	8,602,176
(10,263,043)	(20,459,775)	(2,516,407)	(5,233,023)

850,125	652,960	265,620	208,100
(1,781,064)	15,102,480	(511,685)	3,577,253

315,962,582	300,860,102	82,042,608	78,465,355
$314,181,518	$315,962,582	$81,530,923	$82,042,608
57,707	43,899	17,660	13,815

See accompanying Notes to Financial Statements | 3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 27

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Municipal Income Fund IIII (‘‘Municipal III’’), PIMCO California Municipal Income Fund III (‘‘California Municipal III’’) and PIMCO New York Municipal Income Fund III (‘‘New York Municipal III’’) collectively referred to as the ‘‘Funds’’ or ‘‘PIMCO Municipal Income Funds III’’, were organized as Massachusetts business trusts on August 20, 2002. Prior to commencing operations on October 31, 2002, the Funds had no operations other than matters relating to their organization and registration as closed-end management investment companies registered under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the ‘‘Investment Manager’’), serves as the Funds’ Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (‘‘Allianz Global’’). Allianz Global is an indirect, majority-owned subsidiary of Allianz AG. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

Municipal III invests substantially all of its assets in a portfolio of municipal bonds, the interest from which is exempt from federal income taxes. California Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal and California state income taxes. New York Municipal III invests substantially all of its assets in municipal bonds which pay interest that is exempt from federal, New York State and New York City income taxes. The Funds will seek to avoid bonds generating interest income which could potentially subject individuals to alternative minimum tax. The issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds based upon events that have not yet been asserted. However, the Funds expect the risk of any loss to be remote.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Funds' investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. The independent pricing service uses information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Funds’ net asset values are determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Original issue discounts or premiums on debt securities purchased are accreted or amortized daily to non-taxable interest income. Market discount, if any, is accreted daily to taxable income.

(c) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

28 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(d) Dividends and Distributions — Common Stock

The Funds declare dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These ‘‘book-tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Futures Contracts

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Funds are required to pledge to the broker an amount of cash or securities, equal to the minimum ‘‘initial margin’’ requirements of the exchange. Pursuant to the contracts, the Funds agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as ‘‘variation margin’’ and are recorded by the Funds as unrealized appreciation or depreciation. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(f) Option Transactions

The Funds may purchase and write (sell) put and call options on securities for hedging purposes, risk management purposes or as part of its investment strategy. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability, which is subsequently adjusted to the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written by the Funds is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written by the Funds is exercised, the premium reduces the cost basis of the security. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from the current market value.

(g)   Residual Interest Municipal Bonds (‘‘RIBS’’)/Residual Interest Tax Exempt Bonds (‘‘RITES’’)

The Funds invest in RIBS and RITES whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. RIBS and RITES are created by dividing the income stream provided by the underlying bonds to create two securities, one short-term and one long-term. The interest rate on the short-term component is reset by an index or auction process normally every seven to 35 days. After income is paid on the short-term securities at current rates, the residual income from the underlying bond(s) goes to the long-term securities. Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term bonds may be more volatile and less liquid than other municipal bonds of comparable maturity. Investments in RIBS and RITES typically will involve greater risk than an investment in a fixed-rate bond The Funds may also invest in RIBS and RITES for the purpose of increasing their leverage.

3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 29

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2006 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(h) When-Issued/Delayed-Delivery Transactions

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(i) Custody Credits Earned on Cash Balances

The Funds benefit from an expense offset arrangement with their custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Funds.

2. Investment Manager /Sub-Adviser

Each Fund has entered into an Investment Management Agreement (the ‘‘Agreements’’) with the Investment Manager. Subject to the supervision by each Fund's Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, each Fund's investment activities, business affairs and administrative matters. Pursuant to the Agreements, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 0.65% of each Fund’s average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. In order to reduce each Fund’s expenses, the Investment Manager has contractually agreed to waive a portion of its investment management fee for each Fund at the annual rate of 0.15% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of operations through October 31, 2007, and for a declining amount thereafter through October 31, 2009.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the ‘‘Sub-Adviser’’) to manage each Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser makes all investment decisions for the Funds. The Investment Manager, not the Funds, pays a portion of the fees it receives to the Sub-Adviser in return for its services, at the maximum annual rate of 0.50% of each Funds average daily net assets, inclusive of net assets attributable to any preferred shares that may be outstanding. The Sub-Adviser has contractually agreed to waive a portion of the fees it is entitled to receive from the Investment Manager, such that the Sub-Adviser will receive 0.26% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding, from the commencement of the Funds’ operations through October 31, 2007, and will receive an increasing amount not to exceed 0.50% of each Fund’s average daily net assets, including net assets attributable to any preferred shares that may be outstanding thereafter through October 31, 2009.

3. Investments in Securities

For the six months ended March 31, 2006, purchases and sales of investments, other than short-term securities, were:

	Municipal III	California Municipal III	New York Municipal III
Purchases	$121,933,305	$55,118,476	$8,551,780
Sales	147,279,900	39,981,469	9,106,801

30 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2006 (unaudited)

3. Investments in Securities (continued)

a) Futures contracts outstanding at March 31, 2006:

Fund	Type	Notional Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Municipal III	Long: Financial Future Euro—90 day	$ 143	6/18/07	$(35,012)
	Financial Future Euro—90 day	143	9/17/07	(33,375)
	Financial Future Euro—90 day	143	12/17/07	(34,087)
	Financial Future Euro—90 day	143	3/17/08	(33,375)
	U.S. Treasury Notes 5 yr. Futures	992	6/30/06	(777,461)
	Short: U.S. Treasury Bond Futures	(2,122)	6/21/06	6,168,882
				$5,255,572
California Municipal III	Long: Financial Future Euro—90 day	$ 310	6/18/07	$(64,375)
	Financial Future Euro—90 day	310	9/17/07	(60,300)
	Financial Future Euro—90 day	310	12/17/07	(61,850)
	Financial Future Euro—90 day	310	3/17/08	(60,300)
	U.S. Treasury Notes 5 yr. Futures	354	6/30/06	(253,672)
	Short: U.S. Treasury Bond Futures	(1,304)	6/21/06	3,433,539
				$2,933,042
New York Municipal III	Long: U.S. Treasury Notes 5 yr. Futures	$ 147	6/30/06	$(106,273)
	Short: U.S. Treasury Bond Futures	(339)	6/21/06	1,067,148
				$960,875

(b) Transactions in options written for the six months ended March 31, 2006:

	Contracts	Premiums
Municipal III:
Options outstanding, September 30, 2005	2,494	$682,598
Options written	2,465	729,167
Options expired	(3,503)	(1,008,208)
Options terminated in closing purchase transactions	(478)	(156,767)
Options outstanding, March 31, 2006	978	$246,790

California Municipal III:
Options outstanding, September 30, 2005	2,125	$578,422
Options written	2,306	682,392
Options expired	(2,937)	(847,530)
Options terminated in closing purchase transactions	(472)	(155,246)
Options outstanding, March 31, 2006	1,022	$258,038

New York Municipal III:
Options outstanding, September 30, 2005	446	$121,472
Options written	355	111,534
Options expired	(615)	(177,965)
Options terminated in closing purchase transactions	(93)	(30,640)
Options outstanding, March 31, 2006	93	$24,401

3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 31

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2006 (unaudited)

4. Income Tax Information

The cost of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006 were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Municipal III	$673,708,035	$41,820,622	$1,722,769	$40,097,853
California Municipal III	461,223,585	30,018,981	838,588	29,180,393
New York Municipal III	117,890,673	8,263,262	210,302	8,052,960

5. Auction Preferred Shares

Municipal III has issued 2,160 shares of Preferred Shares Series A, 2,160 shares of Preferred Shares Series B, 2,160 shares of Preferred Shares Series C, 2,160 shares of Preferred Shares Series D and 2,160 shares of Preferred Shares Series E, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

California Municipal III has issued 3,700 shares of Preferred Shares Series A, 3,700 shares of Preferred Shares Series B each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

New York Municipal III has issued 1,880 shares of Preferred Shares Series A with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-term capital gains, if any, are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures.

For the six months ended March 31, 2006, the annualized dividend rates ranged from:

	High	Low	At March 31, 2006
Municipal III:
Series A	4.35%	2.29%	2.75%
Series B	4.40%	2.40%	2.85%
Series C	4.45%	2.20%	2.80%
Series D	4.35%	2.25%	2.81%
Series E	4.35%	2.25%	2.90%
California Municipal III:
Series A	4.40%	2.16%	2.90%
Series B	4.45%	2.04%	3.05%
New York Municipal III:
Series A	4.35%	2.45%	2.90%

The Funds are subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Funds from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or triggering the mandatory redemption of Preferred Shares at their liquidation value.

6. Subsequent Common Dividend Declarations

On April 3, 2006, the following dividends were declared to common shareholders payable May 1, 2006 to shareholders of record on April 13, 2006:

Municipal III	$0.07 per common share
California Municipal III	$0.08 per common share
New York Municipal III	$0.07 per common share

32 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06

PIMCO Municipal Income Funds III
Notes to Financial Statements

March 31, 2006 (unaudited)

6. Subsequent Common Dividend Declarations (continued)

On May 1, 2006 the following dividends were declared to common shareholders payable June 1, 2006 to shareholders of record on May 11, 2006:

Municipal III	$0.07 per common share
California Municipal III	$0.08 per common share
New York Municipal III	$0.07 per common share

7. Legal Proceedings

In June and September 2004, the Investment Manager, certain of its affiliates (Allianz Global Investors Distributors LLC and PEA Capital LLC) and Allianz Global, agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (the ‘‘Commission’’), the New Jersey Attorney General and the California Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. Two settlements (with the Commission and New Jersey) related to an alleged ‘‘market timing’’ arrangement in certain open-end funds sub-advised by PEA Capital. Two settlements (with the Commission and California) related to the alleged use of cash and fund portfolio commissions to finance ‘‘shelf-space’’ arrangements with broker-dealers for open-end funds. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims related to market timing and $20.6 million to settle the claims related to shelf space. The settling parties also agreed to make certain corporate governance changes. None of the settlements allege that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning ‘‘market timing,’’ and ‘‘revenue sharing/shelf space/directed brokerage,’’ which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a Multi-District Litigation in the United States District Court for the District of Maryland, and the revenue sharing/shelf space/directed brokerage lawsuits have been consolidated in the United States District Court for the District of Connecticut. Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts in the future.

Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement referenced above with regard to any implications under Section 9(a), the Investment Manager and certain of its affiliates, including the Investment Adviser, (together, the ‘‘Applicants’’) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act. The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent exemptive order. There is no assurance that the Commission will issue a permanent order. If a court injunction were to be issued against the Investment Manager or the Affiliates with respect to any of the other matters referenced above, the Investment Manager or the affiliates would, in turn, seek similar exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

The foregoing speaks only as of the date hereof.

3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 33

PIMCO Municipal Income Fund III
Financial Highlights

For a share of common stock outstanding throughout each period:

	Six Months ended March 31, 2006 (unaudited)		Year Ended		For the period October 31, 2002* through September 30, 2003
			September 30, 2005	September 30, 2004
Net asset value, beginning of period	$14.68		$14.36	$14.05	$14.33	**
Investment Operations:
Net investment income	0.56		1.14	1.18	0.78
Net realized and change in unrealized gain (loss) on investments, futures contracts and options written	0.03		0.36	0.22	(0.08)
Total from investment operations	0.59		1.50	1.40	0.70
Dividends on Preferred Shares from Net Investment Income:	(0.12)		(0.18)	(0.09)	(0.06)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.47		1.32	1.31	0.64
Dividends to Common Shareholders from Net Investment Income:	(0.47)		(1.00)	(1.00)	(0.79)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—		—	—	(0.03)
Preferred shares offering costs/ underwriting discounts charged to paid-in capital in excess of par	—		—	—	(0.10)
Total capital share transactions	—		—	—	(0.13)
Net asset value, end of period	$14.68		$14.68	$14.36	$14.05
Market price, end of period	$14.73		$15.49	$14.30	$14.20
Total Investment Return (1)	(1.80)%		15.95%	8.10%	0.05%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$458,765		$457,487	$445,679	$435,169
Ratio of expenses to average net assets (2)(3)(5)	1.04	%(4)	1.03%	1.05%	0.99	%(4)
Ratio of net investment income to average net assets (2)(5)	7.76	%(4)	7.74%	8.25%	6.05	%(4)
Preferred shares asset coverage per share	$67,468		$67,352	$66,261	$65,284
Portfolio turnover	17%		9%	20%	62%

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).

(4)	Annualized.

(5)	During the periods indicated above, the Investment manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.28% (annualized) and 7.52% (annualized), respectively for the six months ended March 31, 2006, 1.27% and 7.50% respectively for the year ended September 30, 2005, 1.29% and 8.01%, respectively for the year ended September 30, 2004 and 1.22% (annualized) and 5.82% (annualized), respectively for the period October 31, 2002 (commencement of operations) through September 30, 2003.

34 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06| See accompanying Notes to Financial Statements

PIMCO California Municipal Income Fund III
Financial Highlights

For a share of common stock outstanding throughout each period:

	Six Months ended March 31, 2006 (unaudited)		Year Ended		For the period October 31, 2002* through September 30, 2003
			September 30, 2005	September 30, 2004
Net asset value, beginning of period	$14.80		$14.12	$13.43	$14.33	**
Investment Operations:
Net investment income	0.55		1.14	1.23	0.71
Net realized and change in unrealized gain (loss) on investments, futures contracts and options written	(0.08)		0.65	0.51	(0.66)
Total from investment operations	0.47		1.79	1.74	0.05
Dividends on Preferred Shares from Net Investment Income:	(0.11)		(0.15)	(0.09)	(0.06)
Net increase (decrease) in net assets applicable to common shareholders resulting from investment operations	0.36		1.64	1.65	(0.01)
Dividends to Common Shareholders from Net Investment Income:	(0.48)		(0.96)	(0.96)	(0.76)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—		—	—	(0.03)
Preferred shares offering costs/ underwriting discounts charged to paid-in capital in excess of par	—		—	—	(0.10)
Total capital share transactions	—		—	—	(0.13)
Net asset value, end of period	$14.68		$14.80	$14.12	$13.43
Market price, end of period	$15.90		$15.11	$13.74	$13.62
Total Investment Return (1)	8.69%		17.48%	8.22%	(4.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$314,182		$315,963	$300,860	$285,279
Ratio of expenses to average net assets (2)(3)(5)	1.05	%(4)	1.05%	1.08%	1.01	%(4)
Ratio of net investment income to average net assets (2)(5)	7.65	%(4)	7.82%	8.79%	5.63	%(4)
Preferred shares asset coverage per share	$67,450		$67,692	$65,650	$63,539
Portfolio turnover	8%		8%	39%	123%

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).

(4)	Annualized.

(5)	During the periods indicated above, the Investment manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.29% (annualized) and 7.41% (annualized), respectively for the six months ended March 31, 2006, 1.29% and 7.58% respectively for the year ended September 30, 2005, 1.32% and 8.55%, respectively for the year ended September 30, 2004 and 1.24% (annualized) and 5.40% (annualized), respectively for the period October 31, 2002 (commencement of operations) through September 30, 2003.

See accompanying Notes to Financial Statements | 3.31.06 | PIMCO Municipal Income Funds III Semi-Annual Report 35

PIMCO New York Municipal Income Fund III
Financial Highlights

For a share of common stock outstanding throughout each period:

	Six Months ended March 31, 2006 (unaudited)		Year Ended		For the period October 31, 2002* through September 30, 2003
			September 30, 2005	September 30, 2004
Net asset value, beginning of period	$15.03		$14.41	$14.14	$14.33	**
Investment Operations:
Net investment income	0.53		1.13	1.19	0.70
Net realized and change in unrealized gain (loss) on investments, futures contracts and options written	(0.10)		0.61	0.12	0.08
Total from investment operations	0.43		1.74	1.31	0.78
Dividends on Preferred Shares from Net Investment Income:	(0.12)		(0.16)	(0.08)	(0.06)
Net increase in net assets applicable to common shareholders resulting from investment operations	0.31		1.58	1.23	0.72
Dividends to Common Shareholders from Net Investment Income:	(0.46)		(0.96)	(0.96)	(0.76)
Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	—		—	—	(0.03)
Preferred shares offering costs/ underwriting discounts charged to paid-in capital in excess of par	—		—	—	(0.12)
Total capital share transactions	—		—	—	(0.15)
Net asset value, end of period	$14.88		$15.03	$14.41	$14.14
Market price, end of period	$15.08		$16.04	$14.30	$13.68
Total Investment Return (1)	(3.07)%		19.65%	11.93%	(3.77)%
RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$81,531		$82,043	$78,465	$76,975
Ratio of expenses to average net assets (2)(3)(5)	1.24	%(4)	1.24%	1.19%	1.14	%(4)
Ratio of net investment income to average net assets (2)(5)	7.23	%(4)	7.54%	8.23%	5.47	%(4)
Preferred shares asset coverage per share	$68,354		$68,627	$66,732	$65,942
Portfolio turnover	7%		5%	16%	217%

*	Commencement of operations.

**	Initial public offering price of $15.00 per share less underwriting discount of $0.675 per share.

(1)	Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of each period and a sale of a share of common stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(i) in Notes to Financial Statements).

(4)	Annualized.

(5)	During the periods indicated above, the Investment manager waived a portion of its investment management fee. If such a waiver had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.48% (annualized) and 6.99% (annualized), respectively for the six months ended March 31, 2006, 1.48% and 7.30% respectively for the year ended September 30, 2005, 1.43% and 7.99%, respectively for the year ended September 30, 2004 and 1.37% (annualized) and 5.24% (annualized), respectively for the period October 31, 2002 (commencement of operations) through September 30, 2003.

36 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06| See accompanying Notes to Financial Statements

PIMCO Municipal Income Funds III
Annual Shareholder Meetings Results (unaudited)

The Funds held their annual meetings of shareholders on December 28, 2005. Common/Preferred shareholders of each fund voted to re-elect Paul Belica and David C. Flattum as Class III Trustees to serve until 2008.

The resulting vote count is indicated below:

	Affirmative	Withheld Authority
Municipal III
Re-election of Paul Belica	27,731,732	344,878
Re-election of David C. Flattum	27,821,572	255,038
California Municipal III
Re-election of Paul Belica	18,872,467	172,225
Re-election of David C. Flattum	18,909,604	135,088
New York Municipal III
Re-election of Paul Belica	4,966,231	68,806
Re-election of David C. Flattum	4,978,452	56,585

Messrs. Robert E Connor, Jack J. Dalessandro*, Hans W. Kertess* and R. Peter Sullivan III continue to serve as Trustees of the Funds.

* Preferred Shares Trustee

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38 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06

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40 PIMCO Municipal Income Funds III Semi-Annual Report | 3.31.06

Trustees and Principal Officers

Robert E. Connor
    Trustee, Chairman of the Board of Trustees
Paul Belica
    Trustee
John J. Dalessandro II
    Trustee
David C. Flattum
    Trustee
Hans W. Kertess
    Trustee
R. Peter Sullivan III
    Trustee
Brian S. Shlissel
    President & Chief Executive Officer
Lawrence G. Altadonna
    Treasurer, Principal Financial & Accounting Officer
Thomas J. Fuccillo
    Secretary & Chief Legal Officer
Youse Guia
    Chief Compliance Officer

Investment Manager

Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser

Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent

State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund III and PIMCO New York Municipal Income Fund III for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23 (c) of the Investment Company Act of 1940, as amended, that from time to time each Fund may purchase shares of its common stock in the open market.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Forms N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room located in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the twelve months ended June 30, 2005 is available (i) without charge, upon request by calling the Funds’ shareholder agent at (800) 331-1710; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds: and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 331-1710.

ITEM 2.  CODE OF ETHICS

         Not required in this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not required in this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not required in this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANT

         Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES

         Not required in this filing.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not effective at the time of this filing

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED COMPANIES.

                                                   TOTAL NUMBER
                                                   OF SHARES PURCHASED    MAXIMUM NUMBER OF
                      TOTAL NUMBER   AVERAGE       AS PART OF PUBLICLY    SHARES THAT MAY YET BE
                      OF SHARES      PRICE PAID    ANNOUNCED PLANS OR     PURCHASED UNDER THE PLANS
       PERIOD         PURCHASED      PER SHARE     PROGRAMS               OR PROGRAMS

October 2005            N/A            14.697         17,178                N/A
November 2005           N/A            14.42          17,483                N/A
December 2005           N/A            14.63          16,888                N/A
January 2006            N/A            15.039         15,950                N/A
February 2006           N/A            14.55          16,389                N/A
March 2006              N/A            14.81          13,142                N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's President and Chief Executive Officer and Principal
Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of
1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)  (1) Exhibit 99.302 CERT - Certification pursuant to Section 302 of the
         Sarbanes-Oxley Act of 2002

(b)      Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the
         Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund III

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: June 7, 2006

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
------------------------
Brian S. Shlissel, President & Chief Executive Officer

Date: June 7, 2006

By /s/ Lawrence G. Altadonna
----------------------------
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 7, 2006